Sale of businesses (Tables)	6 Months Ended
Dec. 31, 2023
Business Combination [Abstract]
Schedule Of Cash Consideration Received And Net Assets Disposed Of In Sale Of Businesses And Brands	Cash consideration received and net assets disposed of in respect of sale of businesses and brands in the six months ended 31
December 2023 were as follows:

	Windsor business $ million	Other $ million	Total $ million
Sale consideration
Cash received in the period	37	4	41
Cash disposed of	(20)	—	(20)
Transaction and other directly attributable costs paid	—	(3)	(3)
Net cash received	17	1	18
Deferred consideration receivable	107	—	107
Transaction and other directly attributable costs payable	(12)	(8)	(20)
	112	(7)	105
Net assets disposed of
Brands	(167)	—	(167)
Other non-current assets	(3)	—	(3)
Inventories	(11)	—	(11)
Other working capital	3	—	3
Corporate tax	2	—	2
Deferred tax	37	—	37
	(139)	—	(139)
Exchange recycled from other comprehensive income	(26)	—	(26)
Loss on disposal before taxation	(53)	(7)	(60)
Taxation	(1)	—	(1)
Loss on disposal after taxation	(54)	(7)	(61)